COLUMBIA FUNDS SERIES TRUST
                     Registration Nos. 333-89661; 811-09645

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


     The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the "Trust") that the forms of Prospectuses and Statements of Additional Information for the series of the Trust identified on Schedule I that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 68 under the 1933 Act and Amendment No. 69 under the 1940 Act, the text of which was filed electronically on July 29, 2008.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of August, 2008.


                                                    COLUMBIA FUNDS SERIES TRUST



                                                    /s/ Peter T. Fariel
                                                    ___________________________
                                                     Peter T. Fariel
                                                     Assistant Secretary




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                                   Schedule I


Columbia LifeGoal(R) Balanced Growth Portfolio
Columbia LifeGoal(R) Growth Portfolio
Columbia LifeGoal(R) Income and Growth Portfolio
Columbia LifeGoal(R) Income Portfolio
Columbia Short Term Bond Fund
Columbia Total Return Bond Fund
Columbia High Income Fund
Columbia Short Term Municipal Bond Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Virginia Intermediate Municipal Bond Fund
Columbia Masters International Equity Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Corporate Bond Portfolio
Mortgage- and Asset-Backed Portfolio
Columbia Asset Allocation Fund II